Assets held for sale and discontinued operations (Details) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Discontinued Operations and Disposal Groups [Abstract]
Net cash proceeds from sale of long-lived assets	$ 0.7
Pre-tax gain on sale of long-lived assets	$ 0.1